Summary of Significant accounting Policies - Summary of Property Plant and Equipment Useful Lives (Detail)	6 Months Ended
Jun. 30, 2022
Machinery and laboratory equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Machinery and laboratory equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Vehicles
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Furniture and tools | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and tools | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Electronic equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer software | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Computer software | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Lesser of lease terms or estimated useful lives of the assets